Stockholders' Equity - Dividends - Additional Information (Details) - $ / shares		12 Months Ended
	Jan. 11, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Dividends [Line Items]
Cumulative cash dividends declared per share	$ 0.20	$ 0.40	$ 1.50	$ 1.40
Dividends declared date	Jan. 11, 2021
Dividends record date	Jan. 22, 2021
Dividends payable date	Jan. 29, 2021